                                                 Filed pursuant to Rule 497(e).
                                               File Nos. 33-36528 and 811-6161.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated April 22, 2003
      to the Prospectus for Institutional and Administrative Class Shares
                              of PIMCO RCM Funds
                            Dated November 1, 2002


                       Disclosure Relating to All Funds

   The disclosure in the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The NAV for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ('NOCP') instead of the last reported sales price."

            Disclosure Relating to the PIMCO RCM Global Equity Fund

  The PIMCO RCM Global Equity Fund has dissolved and its shares are no longer offered to the public.

          Disclosure Relating to the PIMCO RCM Global Technology Fund

   The disclosure in the last paragraph of the Prospectus under "Management of the Funds--Sub-Adviser" is revised so that the paragraph reads, in its entirety: "The RCM Global Technology Fund is managed by Walter C. Price, CFA, a Managing Director who has been associated with Dresdner RCM since 1974, and other members of Dresdner RCM's Technology Research Team."

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                                                 Filed pursuant to Rule 497(e).
                                               File Nos. 33-36528 and 811-6161.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated April 22, 2003
                 to the Prospectus for Class A, B and C Shares
                   of PIMCO International/Sector Stock Funds
                            Dated November 1, 2002


                       Disclosure Relating to All Funds

   The disclosure in the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The NAV for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ('NOCP') instead of the last reported sales price."

            Disclosure Relating to the PIMCO RCM Global Equity Fund

   The PIMCO RCM Global Equity Fund has dissolved and its shares are no longer offered to the public.

          Disclosure Relating to the PIMCO RCM Global Technology Fund

   The disclosure in the last paragraph of the Prospectus under "Management of the Funds--Dresdner RCM" is revised so that the paragraph reads, in its entirety: "The RCM Global Technology Fund is managed by Walter C. Price, CFA, a Managing Director who has been associated with Dresdner RCM since 1974, and other members of Dresdner RCM's Technology Research Team."

                                                 Filed pursuant to Rule 497(e).
                                               File Nos. 33-36528 and 811-6161.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated April 22, 2003
                     to the Prospectus for Class D Shares
                   of PIMCO International/Sector Stock Funds
                            Dated November 1, 2002


                       Disclosure Relating to All Funds

   The disclosure in the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The NAV for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ('NOCP') instead of the last reported sales price."

            Disclosure Relating to the PIMCO RCM Global Equity Fund

  The PIMCO RCM Global Equity Fund has dissolved and its shares are no longer offered to the public.

          Disclosure Relating to the PIMCO RCM Global Technology Fund

   The disclosure in the last paragraph of the Prospectus under "Management of the Funds--Dresdner RCM" is revised so that the paragraph reads, in its entirety: "The RCM Global Technology Fund is managed by Walter C. Price, CFA, a Managing Director who has been associated with Dresdner RCM since 1974, and other members of Dresdner RCM's Technology Research Team."

                                                 Filed pursuant to Rule 497(e).
                                               File Nos. 33-36528 and 811-6161.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated April 22, 2003
                  to the Statement of Additional Information
                              Dated April 1, 2003


          Disclosure Relating to the PIMCO RCM Global Technology Fund

   The disclosure in the ninth paragraph of the subsection captioned "RCM Funds' Portfolio Management Teams" under the section of the Statement of Additional Information captioned "Other Information" is revised so that the paragraph reads, in its entirety: "Walter C. Price, CFA and the Dresdner RCM Technology Research Team are primarily responsible for the day-to-day management of the RCM Global Technology Fund. The Dresdner RCM Technology Research Team is comprised of a team of investment professionals including, but not limited to, Walter C. Price, CFA and Steven Berexa, CFA."

   The disclosure in the table that follows the above-referenced paragraph is revised such that the name of the management team reads "Technology Research Team" instead of "Global Technology Management Team." Furthermore, the reference in the table to Huachen Chen and the accompanying disclosure under "Recent Professional Experience" are removed and replaced with a reference to Steven Berexa, CFA and the following accompanying disclosure: "Director, Head of US Research and Global Sector Head -Technology. Formerly, Technology Analyst at Chancellor/LGT Asset Management."